New Accounting Standards	6 Months Ended
Jun. 30, 2012
New Accounting Standards

Note 11. New Accounting Standards

No new accounting pronouncements issued or effective during the six months ended June 30, 2012 have had or are expected to have a material impact on our consolidated financial statements.